Trade and Other Receivables - Additional Information (Details)	12 Months Ended
	Mar. 31, 2022 USD ($) customer	Mar. 31, 2021 USD ($) customer
Wage and rent subsidies	$ 1,024,484	$ 2,363,516
Wage and rent subsidies receivable	$ 51,423	$ 1,280,342
Trade and other receivables
Percentage of trade receivables		23.30%
Number of customers accounted in trade receivables | customer	0	1
Trade and other receivables | Minimum
Percentage of trade receivables	10.00%
Cost of goods sold
Wage and rent subsidies receivable	$ 924,644	$ 932,483
Selling, general and administrative expenses
Wage and rent subsidies receivable	$ 99,840	$ 1,431,033